RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14.	RELATED PARTY TRANSACTIONS

Versa Capital Management, LLC (“Versa”) shares common ownership with Sindex, which owned 100% of the outstanding membership interest of SynCardia prior to the acquisition by PMI. To enable Versa to pay transaction costs on behalf of SynCardia in conjunction with PMI’s acquisition, on September 27, 2021, PMI advanced $100,000 to Versa under an unsecured promissory note (the “Versa Note”) which accrues interest at 8% per annum, compounding annually, repayable within 18 months. The balance receivable under the Versa Note, including accrued interest, was $137,000 as of September 30, 2025, and $112,000 as of September 30, 2024. This note receivable has not been collected. The Versa Note is included within the caption “Due from related parties” within current assets.

On January 11, 2024, the Company borrowed $1.0 million from Fang Family Fund, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On February 6, 2024, the Company borrowed $450,000 from Fang Family Fund, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on February 8, 2024.

On February 21, 2024, the Company borrowed $450,000 from Fang Family Fund, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On March 11, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on May 17, 2024.

On March 28, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On April 10, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On April 17, 2024, the Company borrowed $200,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on May 17, 2024.

On June 5, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On June 25, 2024, the Company borrowed $350,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after six months or, if sooner, on a date within two months of the loan execution date in on which $1,000,000 in external funding is received. On November 18, 2024, $172,450 of this loan has been repaid. On May 6, 2025, $90,000 of this loan has been repaid. On September 3, 2025 the $87,500 remaining balance on this loan was repaid.

Effective July 2, 2024, all loans outstanding as of June 20, 2024, from Richard Fang, Fang Family Fund, LLC and Fang Family Fund II, LLC, were consolidated into one loan with a total principal amount of approximately $7.0 million. This loan accrues simple interest at the rate of 6% per annum, and is repayable after six months, unless amended. However, in the event of an initial public offering, while the loan remains outstanding, all principal, together with all unpaid accrued interest, would be automatically converted into common stock of the Company at a 77% discount to the lowest price per share paid by the other purchasers of the equity securities in the initial public offering. The Company evaluated the modification of the notes under ASC 470-50, Debt Modifications and Extinguishments, and determined that the notes were extinguished due to the addition of a substantive conversion option. There was no gain or loss from the debt extinguishment. The Company determined that the conversion feature on the convertible note met the definition of an embedded derivative that was required to be bifurcated recorded the fair value of the derivative liability at issuance of approximately $2.0 million as a debt discount to this convertible note and is amortized to interest expense over the term of the notes. Amortization expense for the nine months ended September 30, 2025 amounted to $22,000. On November 12, 2024, Richard Fang, former Chief Executive Officer and current director, has donated the $7.0 million aggregated convertible note, dated July 2, 2024, and the related accrued interest, to the unrelated not-for-profit organizations, Nexus Science Foundation Inc. (“Nexus”), and Another Dimension Foundation (“Another Dimension”). Under this donation, Nexus and Another Dimension will each receive 50% of the converted value in registered shares. On September 2, 2025, the Nexus note and the Another Dimension note were converted, see also 8. Convertible Notes.

On July 9, 2024, we borrowed $580,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan which bears interest at the LIBOR rate, compounding monthly, repayable after six months or, if sooner, on the date in which $5 million in external funding is received. We have amended this loan to reflect the change to SOFR from LIBOR. This loan plus accrued interest of $31,918 was repaid on September 4, 2025.

On August 7, 2024, we borrowed $110,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under an interest-free loan, repayable after six months or, if sooner, on the date on which we go public through a successful IPO or receives $5 million in external funding. This loan was repaid on September 4, 2025.

On August 21, 2024, we borrowed $350,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under an interest-free loan, repayable after six months or, if sooner, on the date on which we go public through a successful IPO or receives $5 million in external funding. This loan was repaid on September 4, 2025.

On September 17, 2024, we borrowed $450,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under an interest-free loan, this is a short-term loan and shall become due in full and repaid upon our receipt of the same amount of funds or greater within a two-month (60 days) period after receiving the subject loan from an external investor (not a related party). If we are unable to repay the loan within a two-month period after receiving this short-term loan, the Fang Family Fund II, LLC will be entitled to all proceeds from sales until the loan is repaid. This loan was repaid on September 4, 2025.

As of September 30, 2025, the Company determined that it overpaid interest on the above Fang Family loans of $134,712 and recognized this amount as a receivable reported in “Due from related parties” in the consolidated balance sheet as of September 30, 2025.

Senior Secured Notes:

On various dates in January and June 2025, the Company borrowed $1.75 million from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. Under these notes, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note. On September 4, 2025 the $1.75 million loan plus $0.05 million in interest has been paid.

On July 1, 2025, the Company amended a $250,000 related party working capital loan, issued on August 20, 2024, and issued a $93,633 loan to Hunniwell for travel expense reimbursements and a $187,190 loan to Daniel Teo, for severance from prior employment, under the same terms as the Senior Secured Notes. Under the Senior Secured Notes, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any, and all sums due under the Senior Secured Notes. On July 1, 2025, the Company extended the maturity date of the Senior Secured Notes to October 15, 2025. On September 9, 2025, the $250,000 related party working capital loan plus $15,781 interest, the $93,633 Hunniwell travel expense reimbursement loan plus $5,237 interest, and the $187,190 severance loan plus $2,042 interest have been paid.

On July 8, 2025 the Company borrowed $425,000 from Fang Family Fund I, LLC, an entity affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash on October 15, 2025 (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. Under these notes, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note. On September 4, 2025 the $425,000 loan plus $4,533 interest has been paid.

On August 18, 2025 the Company borrowed $450,000 from Fang Family Fund I, LLC, an entity affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by the Company in cash on October 15, 2025 (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. Under these notes, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note. On September 4, 2025 the $450,000 loan plus $1,200 interest has been paid.

The term Collateral in the above loans refers to all assets of the Company, including without limitation all of the Company’s right, title, and interest in assets, whether now owned or hereafter acquired or arising and wherever located.

14.	RELATED PARTY TRANSACTIONS

Versa Capital Management, LLC (“Versa”) shares common ownership with Sindex SSI Financing, LLC (“Sindex”), which owned 100% of the outstanding membership interest of SynCardia prior to the acquisition by PMI. To enable Versa to pay transaction costs on behalf of SynCardia in conjunction with PMI’s acquisition, on September 27, 2021, PMI advanced $100,000 to Versa under an unsecured promissory note (the “Versa Note”) which accrues interest at 8% per annum, compounding annually, repayable within 18 months. The balance receivable under the Versa Note, including accrued interest, was $112,000 and $112,000 as of December 31, 2024 and 2023, respectively. This note receivable has not been collected. The Versa Note is included within the caption “Due from related parties” within current assets.

On June 15, 2023, we borrowed $350,000 from Hunniwell, which was interest-free and was repaid on July 6, 2023.

On June 26, 2023, Richard Fang, former Chief Executive Officer and current director, extended an interest free loan in the amount of $90,000. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On July 13, 2023, we borrowed $350,000 from Hunniwell, which was interest-free and was repaid on September 7, 2023.

On August 3, 2023, Richard Fang, former Chief Executive Officer and current director, extended an interest free loan in the amount of $350,000. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On September 25, 2023, we borrowed $300,000 from a limited partner in Hunniwell under a loan agreement which bears 6% interest per annum and matures after two years. The loan shall be automatically converted into a number of shares of our common stock equal to the outstanding balance of the loan, being the principal plus accrued interest, divided by 3.2714, on the maturity date or, if sooner, on the day before we become publicly traded on a stock exchange.

In September 2023, the Company determined that a related party payable of $620,000 to Sindex was no longer owed and recognized the forgiveness of this liability as a contribution to capital.

On October 1, 2023, we borrowed $1.0 million from Fang Family Fund, LLC, an entity affiliated with one of our executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On October 18, 2023, we borrowed $180,000 from Hunniwell, which was interest free and was repaid on November 16, 2023.

On November 1, 2023, we borrowed $400,000 from Fang Family Fund, LLC, an entity affiliated with one of our executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On November 14, 2023, we borrowed $1.2 million from Fang Family Fund, LLC, an entity affiliated with one of our executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On December 20, 2023, we borrowed $1.0 million from Fang Family Fund, LLC, an entity affiliated with one of our executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On January 11, 2024, the Company borrowed $1.0 million from Fang Family Fund, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On February 6, 2024, the Company borrowed $450,000 from Fang Family Fund, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on February 8, 2024.

On February 21, 2024, the Company borrowed $450,000 from Fang Family Fund, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On March 11, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on May 17, 2024.

On March 28, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On April 10, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On April 17, 2024, the Company borrowed $200,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan which was repaid on May 17, 2024.

On June 5, 2024, the Company borrowed $500,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors. This loan was consolidated in a convertible note on July 2, 2024 (“FFF Convertible Note”) as described below.

On June 25, 2024, the Company borrowed $350,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after six months or, if sooner, on a date within two months of the loan execution date in on which $1,000,000 in external funding is received. On November 18, 2024, $172,450 of this loan has been repaid.

Effective July 2, 2024, all loans outstanding as of June 20, 2024, from Richard Fang, Fang Family Fund, LLC and Fang Family Fund II, LLC, were consolidated into one loan with a total principal amount of approximately $7.0 million. This loan accrues simple interest at the rate of 6% per annum, and is repayable after six months, unless amended. However, in the event of an initial public offering, while the loan remains outstanding, all principal, together with all unpaid accrued interest, would be automatically converted into common stock of the Company at a 50% discount to the lowest price per share paid by the other purchasers of the equity securities in the initial public offering. The Company evaluated the modification of the notes under ASC 470-50, Debt Modifications and Extinguishments, and determined that the notes were extinguished due to the addition of a substantive conversion option. There was no gain or loss from the debt extinguishment. The Company determined that the conversion feature on the convertible note met the definition of an embedded derivative that was required to be bifurcated recorded the fair value of the derivative liability at issuance of approximately $2.0 million as a debt discount to this convertible note and is amortized to interest expense over the term of the notes. Amortization expense for the year ended December 31, 2024 amounted to $1,970,000. On November 12, 2024, Richard Fang, former Chief Executive Officer and current director, has donated the $7.0 million aggregated convertible note, dated July 2, 2024, and the related accrued interest, to the unrelated not-for-profit organizations, Nexus Science Foundation Inc. (“Nexus”), and Another Dimension Foundation (“Another Dimension”). Under this donation, Nexus and Another Dimension will each receive 50% of the converted value in registered shares. The Nexus and Another Dimension notes are currently past due. The Company is working with the lenders to extend the maturity date of these notes.

On July 9, 2024, the Company borrowed $580,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under a loan which bears interest at the LIBOR rate, compounding monthly, repayable after six months or, if sooner, on the date in which $5 million in external funding is received. The Company has amended this loan to reflect the change to SOFR from LIBOR.

On August 7, 2024, the Company borrowed $110,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after six months or, if sooner, on the date on which the Company goes public through a successful IPO or receives $5 million in external funding.

On August 20, 2024, the Company borrowed $250,000 from Hunniwell, an entity affiliated with one of its executive directors, under an interest-free loan, repayable upon the Company receiving the same amount of funds or greater within a 30-day period after receiving the subject loan from an external investor that is not a related party or as determined by the Board of Directors. This loan remains outstanding.

On August 21, 2024, the Company borrowed $350,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after six months or, if sooner, on a date within in which $5,000,000 in external funding is received or the Company successfully completes an Initial Public Offering (“IPO”).

On September 17, 2024, the Company borrowed $450,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after sixty (60) days. If, after the Company does not receive the same amount from an external investor (not related party) during the sixty (60) day period, the Fang Family Fund II, LLC will be entitled to all proceeds from sales until the loan is paid.

On October 1, 2024, the Company borrowed $400,000 from Fang Family Fund II, LLC, an entity affiliated with one of its executive directors, under an interest-free loan, repayable after sixty (60) days. If, after the Company does not receive the same amount from an external investor (not related party) during the sixty (60) day period, the Fang Family Fund II, LLC will be entitled to all proceeds from sales until the loan is paid.

On October 16, 2024, we borrowed $700,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by us in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at our written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, we may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

On October 28, 2024, we borrowed $450,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by us in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at our written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, we may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

On November 13, 2024, we borrowed $480,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by us in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at our written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, we may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

On November 25, 2024, we borrowed $400,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by us in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at our written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, we may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

On December 9, 2024, we borrowed $450,000 from Fang Family Fund II, LLC, an entity affiliated with one of our executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of this Note will be due and payable by us in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at our written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, we may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.

On December 26, 2024, the Company borrowed $350,000 from Fang Family I, LLC and $2.78 million from Fang Family Fund II, LLC, both entities affiliated with one of its executive directors, under a loan agreement which bears 6% interest per annum. The principal and accrued interest of these Notes will be due and payable by the Company in cash at any time before or after twelve (12) months from the date of the transfer of funds (the “Maturity Date”) at the Company’s written election or upon written demand by the Holder. Notwithstanding the foregoing sentence, the Company may, with the written consent of Holder, elect to extend the Maturity Date. Under this note, the Company unconditionally grants, assigns, and pledges to the Holder a continuing security interest in all of the Company’s right, title, and interest in all currently existing and hereafter acquired or arising Collateral to secure prompt repayment of any and all sums due under this note.